JPMORGAN INSURANCE TRUST

270 PARK AVENUE

NEW YORK, NEW YORK 10017

September 15, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Insurance Trust (the “Trust”), on behalf of
the JPMorgan Insurance Trust Mid Cap Value Portfolio (the “Portfolio”)
File Nos. 811-7874 & 33-66080

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940 (“1940 Act”), exhibits containing interactive data format risk/return summary information for the Portfolio. These exhibits contain the amended risk/return summary information in the prospectuses for the Portfolio. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated August 22, 2014 for the Portfolio.

Please contact the undersigned at 212-648-0919 if you have any questions concerning this filing.

Very truly yours,

/s/Carmine Lekstutis

Carmine Lekstutis

Assistant Secretary

cc: Stephanie Hui

Exhibit Index

Exhibit Number	Description

EX-101.INS XBRL	Instance Document
EX-101.SCH XBRL	Taxonomy Extension Schema Document
EX-101.CAL XBRL	Taxonomy Extension Calculation Linkbase
EX-101.DEF XBRL	Taxonomy Extension Definition Linkbase
EX-101.LAB XBRL	Taxonomy Extension Labels Linkbase
EX-101.PRE XBRL	Taxonomy Extension Presentation Linkbase